Post-employment benefits	6 Months Ended
Apr. 30, 2020
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Post-employment benefits
Note 9.    Post-employment benefits
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

	For the three months ended						For the six months ended
$ millions	2020 Apr. 30	2020 Jan. 31	2019 Apr. 30	2020 Apr. 30	2020 Jan. 31	2019 Apr. 30	2020 Apr. 30	2019 Apr. 30	2020 Apr. 30	2019 Apr. 30
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$70	$68	$54	$4	$3	$2	$138	$109	$7	$5
Past service cost (1)	–	(32)	–	–	(1)	–	(32)	–	(1)	–
Net interest (income) expense	(2)	(3)	(4)	5	5	6	(5)	(8)	10	12
Special termination benefits (1)	–	9	–	–	–	–	9	–	–	–
Plan administration costs	2	2	2	–	–	–	4	3	–	–
Net defined benefit plan expense recognized in net income	$70	$44	$52	$9	$7	$8	$114	$104	$16	$17
(1)	Amounts have been included in the restructuring charge recognized in the first quarter of 2020. See Note 12 for additional details.
Defined contribution plan expense

	For the three months ended			For the six months ended
$ millions	2020 Apr. 30	2020 Jan. 31	2019 Apr. 30	2020 Apr. 30	2019 Apr. 30
Defined contribution pension plans	$8	$9	$8	$17	$16
Government pension plans (1)	37	35	34	72	61
Total defined contribution plan expense	$45	$44	$42	$89	$77
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

	For the three months ended						For the six months ended
$ millions	2020 Apr. 30	2020 Jan. 31	2019 Apr. 30	2020 Apr. 30	2020 Jan. 31	2019 Apr. 30	2020 Apr. 30	2019 Apr. 30	2020 Apr. 30	2019 Apr. 30
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$487	$(428)	$(313)	$30	$(29)	$(22)	$59	$(684)	$1	$(48)
Net actuarial gains (losses) on plan assets	(178)	315	324	–	–	–	137	544	–	–
Changes in asset ceiling excluding interest income	(3)	1	–	–	–	–	(2)	–	–	–
Net remeasurement gains (losses) recognized in OCI	$306	$(112)	$11	$30	$(29)	$(22)	$194	$(140)	$1	$(48)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.